Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Trade receivables	$ 1,327	$ 1,146
Provision for expected credit losses	(34)	(39)
Derivatives due within one year	38	43
Other(1)	168	205
Accounts receivable	1,499	1,355
Within 1 year
Disclosure of types of insurance contracts [line items]
Receivables and payables related to insurance contracts	$ 114	$ 143